Balance Sheet (USD $)	Oct. 31, 2011	Oct. 31, 2010
ASSETS
Cash	$ 1,096,538	$ 108,381
Other Current Asset Receivable	477,788	0
Grant Receivable	0	244,479
Prepaid expenses	37,474	38,511
Other Current Assets	2,221	0
Total Current Assets	1,614,021	391,371
Deferred expenses	1,380,103	233,322
Property and Equipment (net of accumulated depreciation)	0	28,406
Intangible Assets (net of accumulated amortization)	2,256,852	2,125,991
Deferred Financing Cost	65,848	0
Other Assets	323,738	96,096
TOTAL ASSETS	5,640,562	2,875,186
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Accounts payable	2,420,260	2,586,008
Accrued expenses	2,976,334	647,125
Short-term Convertible Notes and fair value of embedded derivative	5,091,298	751,456
Notes payable - current portion, including interest payable	408,069	687,034
Total Current Liabilities	10,895,961	4,671,623
Deferred Rent	62,441	0
Long-term Convertible Notes	570,802	0
Common Stock Warrant	6,391,071	13,006,194
Total Liabilities	17,920,275	17,677,817
Shareholders' Deficiency:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; Series B Preferred Stock; issued and outstanding 740 at October 31, 2011 and 789 at October 31, 2010. Series A Preferred Stock; issued and outstanding 0 at October 31, 2011 and 0 at October 31, 2010
Common Stock - $0.001 par value; authorized 500,000,000 shares, issued and outstanding 250,173,570 in 2011 and 198,100,817 in 2010	250,173	198,101
Additional Paid-In Capital	33,000,064	23,074,978
Promissory Note Receivable	(9,998,210)	(10,659,710)
Deficit accumulated during the development stage	(35,531,740)	(27,416,000)
Total Shareholders' Deficiency	(12,279,713)	(14,802,631)
TOTAL LIABILITIES & SHAREHOLDERS' DEFICIENCY	$ 5,640,562	$ 2,875,186